LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of Operating Lease Related Assets And Liabilities And Other Related Information

Information related to operating leases as of December 31, 2021 and 2022 is as follows (in thousands, except for percentages and years).

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Assets
Operating lease right-of-use assets	112,781	63,125	9,152
Liabilities

Operating lease liabilities, current	30,669	23,961	3,474
Operating lease liabilities, non-current	81,786	32,069	4,650
Weighted average remaining lease term (years)	3.6	2.9	2.9
Weighted average discount rate	5%	5%	5%

Schedule Of Components Of Operating Lease Expense

	For the Year Ended
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
Operating lease rental expense
Amortization of right-of-use assets	8,158	16,997	34,520	5,005
Expense for short-term leases within 12 months	—	16	12	2
Interest of lease liabilities	679	2,585	3,178	461
	8,837	19,598	37,710	5,468

Schedule of Lessee, Operating Lease, Liability, Maturity

	As of December 31,
	2022
	RMB	US$ (Note 2.5)
2023	37,867	5,490
2024	26,723	3,874
2025	5,193	753
2026	5,288	767
2027	4,729	686
Thereafter	1,209	175
Total undiscounted lease payments	81,009	11,745
Less: imputed interest	(24,979)	(3,621)
Total lease liabilities	56,030	8,124